UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

Investment Company Act file number 811-3807

SunAmerica Money Market Funds, Inc.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

Vincent M. Marra

Senior Vice President & Chief Operating Officer

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

The schedule of investments as of March 31, 2005 is filed herewith.

SunAmerica Money Market Fund

PORTFOLIO OF INVESTMENTS - March 31, 2005 (unaudited)

Security Description	Principal Amount	Value (Note 1)
Short-Term Investment Securities — 96.9%

ASSET-BACKED COMMERCIAL PAPER — 53.9%
Amsterdam Funding Corp.
2.79% due 04/29/05*	50,000,000	49,891,500
Apreco, LLC
2.69% due 04/26/05*	25,000,000	24,953,298
2.79% due 04/28/05*	25,000,000	24,947,687
Barton Capital, LLC
2.64% due 04/01/05*	25,000,000	25,000,000
2.80% due 05/06/05*	25,000,000	24,931,944
CAFCO, LLC
2.59% due 04/05/05*	25,000,000	24,992,806
2.85% due 05/17/05*	25,000,000	24,908,958
CRC Funding, LLC
2.69% due 05/12/05*	25,000,000	24,923,410
2.82 % due 05/23/05*	25,000,000	24,898,167
CXC, LLC
2.63% due 04/01/05*	23,000,000	23,000,000
2.83% due 04/01/05*	20,000,000	20,000,000
Cancara Asset Securitization, Ltd.
2.72% due 04/13/05*	25,000,000	24,977,333
Chariot Funding, LLC
2.71% due 04/11/05*	25,000,000	24,981,181
Charta, LLC
2.67% due 04/11/05*	25,000,000	24,981,458
2.82% due 05/03/05*	30,000,000	29,924,800
Ciesco, LLC
2.96% due 06/03/05*	25,000,000	24,870,500
Delaware Funding Corp., LLC
2.71% due 04/06/05*	30,000,000	29,988,708
2.79% due 04/29/05*	25,000,000	24,945,750
Edison Asset Securitization, LLC
2.88% due 05/23/05*	30,000,000	29,875,200
2.90% due 06/09/05*	30,000,000	29,833,250
Galaxy Funding, Inc.
2.69% due 04/19/05*	24,000,000	23,967,720
2.76% due 05/18/05*	25,000,000	24,909,917
Giro Funding U.S. Corp.
2.60% due 04/15/05*	25,000,000	24,974,722
3.00% due 06/28/05*	25,000,000	24,816,667
Govco, Inc.
2.75% due 05/17/05*	26,000,000	25,908,639
2.79% due 4/27/05*	30,000,000	29,939,550
Greyhawk Funding, LLC
2.73% due 04/18/05*	30,000,000	29,961,325
Jupiter Securitization Corp.
2.68% due 04/08/05*	25,000,000	24,986,972
Old Line Funding Corp.
2.61% due 04/04/05*	20,000,000	19,995,650
Preferred Receivables Funding
2.79% due 04/21/05*	25,000,000	24,961,250
Sheffield Receivables
2.69% due 04/13/05*	25,000,000	24,977,583
Surrey Funding Corp.
2.60% due 04/04/05*	25,000,000	24,994,583
2.75% due 05/17/05*	25,000,000	24,912,153
Sydney Capital Corp.
2.60% due 04/01/05*	25,000,000	25,000,000
2.89% due 05/17/05*	25,000,000	24,907,681
Windmill Funding Corp.
2.76% due 04/18/05*	25,000,000	24,967,417
2.79% due 04/29/05*	25,000,000	24,945,750

Total Asset-Backed Commercial Paper
(amortized cost $965,953,529)		965,953,529

CERTIFICATES OF DEPOSIT — 14.5%
ABN AMRO Bank N.A.
2.88% due 06/13/05	$25,000,000	$25,000,000
BNP Paribas
2.73% due 05/16/05	25,000,000	25,000,310
2.85% due 06/08/05+	25,000,000	25,000,469
Citibank N.A.
2.89% due 06/10/05	25,000,000	25,000,000
3.02% due 06/29/05	30,000,000	30,000,000
Dexia Credit Local New York
2.72% due 04/28/05+	25,000,000	25,002,732
First Tennessee Bank
2.79% due 04/29/05	25,000,000	25,000,000
2.99% due 06/20/05	25,000,000	25,000,000
Wells Fargo Bank N.A.
2.77% due 04/04/05	25,000,000	25,000,000
2.79% due 04/07/05	30,000,000	30,000,000

Total Certificates of Deposit
(amortized cost $260,003,511)		260,003,511

COMMERCIAL PAPER — 12.6%
Bear Stearns Co., Inc.
2.85% due 06/02/05	25,000,000	24,877,292
2.97% due 06/20/05	25,000,000	24,835,000
Dexia Delaware, LLC
2.75% due 05/09/05	25,000,000	24,927,431
General Electric Capital Corp.
2.59% due 04/05/05	25,000,000	24,992,806
2.75% due 05/18/05	25,000,000	24,910,243
Goldman Sachs Group, Inc.
2.83% due 04/01/05+	25,000,000	25,000,000
HBOS Treasury Services, PLC
2.87% due 06/09/05	25,000,000	24,862,479
UBS Finance Delaware, LLC
2.83% due 04/01/05	50,000,000	50,000,000

Total Commercial Paper
(amortized cost $224,405,251)		224,405,251

U.S. GOVERNMENT AGENCIES — 7.1%
Agency for International Development Panama:
3.21% due 04/05/05+	2,888,876	2,898,814

Federal Home Loan Bank:
1.26% due 04/08/05	20,000,000	20,000,000
1.30% due 04/11/05	20,000,000	20,000,000
1.40% due 04/01/05	20,000,000	20,000,000
2.77% due 04/25/05+	25,000,000	24,999,941

		84,999,941

Federal National Mortgage Association:
1.50% due 05/09/05	20,000,000	20,000,000
2.75% due 04/01/05+	20,000,000	19,999,364

		39,999,364

Total U.S. Government Agencies
(amortized cost $127,898,119)		127,898,119

MEDIUM TERM NOTES — 8.2%
Beta Finance, Inc.
2.76% due 04/15/05*+	25,000,000	25,000,000
Sedna Finance, Inc.
2.78% due 04/15/05*+	22,000,000	22,000,000
Sigma Finance, Inc.
2.80% due 04/21/05*+	25,000,000	24,999,862
2.80% due 04/25/05*+	25,000,000	24,997,183
White Pine Finance, LLC
2.79% due 04/15/05*+	25,000,000	24,998,142
2.79% due 04/18/05*+	25,000,000	25,000,000

Total Medium Term Notes
(amortized cost $146,995,187)		146,995,187

TAXABLE MUNICIPAL MEDIUM TERM NOTES — 0.6%
Illinois Student Assistance Commission (LOC-Bank of America)
2.86% due 04/06/05+ (amortized cost $10,000,000)	10,000,000	10,000,000

Total Short-Term Investment Securities — 96.9%
(amortized cost $1,735,255,597)		1,735,255,597

REPURCHASE AGREEMENTS— 2.7%
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	90,000	90,000
UBS Securities, LLC Joint Repurchase Agreement(1)	48,000,000	48,000,000

Total Repurchase Agreements
(amortized cost $48,090,000)		48,090,000

TOTAL INVESTMENTS
(amortized cost $1,783,345,597#)	99.6%	1,783,345,597
Other assets in excess of liabilities	0.4	7,610,052

NET ASSETS	100.0%	$1,790,955,649

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At March 31, 2005, the aggregate value of these securities was $1,112,948,716, representing 62.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	At March 31, 2005, the cost of securities for federal income tax purposes was the same for book purposes.
+	Variable rate security — the rate reflected is as of March 31, 2005; maturity date reflects the next reset date.
(1)	See Note 2 for details of the Joint Repurchase Agreement

LOC    –    Letter of credit

Portfolio breakdown as a percentage of net assets by industry:

Asset Backed/ Receivables	20.9%	Domestic Bank	3.1%
Asset Backed/ Multi-Asset	19.9	Regional Bank	2.8
Asset Backed/ Securities	15.9	Investment Bank/Brokerage	2.8
Finance	9.6	Money Center Banks	2.7
Sovereign Agency	7.1	Finance - Investment Bank/Brokerage	1.4
Foreign Bank	7.0	Municipalities	0.6
Diversified Financial Services	5.8	Commercial Banks	0.0

			99.6%

See Notes to Portfolio of Investments

SunAmerica Municipal Money Market Fund

PORTFOLIO OF INVESTMENTS - March 31, 2005 (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 94.5%
Alabama — 2.9%
Stevenson, Alabama Industrial Development Board Environmental Improvement (LOC-JP Morgan Chase Bank)
2.35% due 04/06/05+	$3,000,000	$3,000,000

Arizona — 4.4%
Arizona Health Facilities Authority
2.11% due 04/01/05+	935,000	935,000
Maricopa County, Arizona Industrial Development Authority, Series A (LOC-Wells Fargo Bank N.A.)
2.38% due 04/07/05+	1,510,000	1,510,000
Maricopa County, Arizona Industrial Development Authority (LOC-Harris Trust & Savings Bank)
2.42% due 04/07/05+	925,000	925,000
Mesa, Arizona Industrial Development Authority, Series B
2.28% due 04/06/05+	1,280,000	1,280,000

		4,650,000

California — 5.3%
California Housing Finance Agency, Series H
2.30% due 04/06/05+	500,000	500,000
California State Revenue Anticipation Notes, Series A
3.00% due 06/30/05	5,000,000	5,015,405

		5,515,405

Colorado — 5.0%
Colorado Educational & Cultural Facilities Authority
2.28% due 04/07/05+	170,000	170,000
Colorado Health Facilities Authority
2.30% due 04/07/05+	2,750,000	2,750,000
Colorado Springs, Colorado National Strength and Conditioning Assoc. (LOC-Wells Fargo Bank N.A.)
2.38% due 04/07/05+	1,495,000	1,495,000
Durango, Colorado Community Health & Human Services (LOC-Wells Fargo Bank N.A.)
2.38% due 04/07/05+	835,000	835,000

		5,250,000

Connecticut — 2.1%
Connecticut State Housing Finance Authority
2.30% due 04/07/05+	2,200,000	2,200,000

Delaware — 1.2%
Delaware State Economic Development Authority
2.30% due 04/07/05+	1,300,000	1,300,000

District of Columbia — 2.5%
District of Columbia, Trinity College (LOC-Wachovia Bank N.A.)
2.29% due 04/07/05+	2,610,000	2,610,000

Florida — 6.3%
Charlotte County, Florida Utility, Series B
2.30% due 04/07/05+	1,990,000	1,990,000
Lakeland, Florida Energy Systems, Series A
2.33% due 04/06/05+	2,600,000	2,600,000
Lakeland, Florida Energy Systems
2.33% due 04/06/05+	2,000,000	2,000,000

		6,590,000

Georgia — 1.7%
Fulton County, Georgia Development Authority (LOC-Wachovia Bank N.A.)
2.29% due 04/07/05+	1,800,000	1,800,000

Illinois — 3.4%
Chicago O’Hare International Airport, Series B (LOC-Societe Generale)
2.34% due 04/06/05+	845,000	845,000
Chicago, Illinois Waterworks (LOC-Bank One N.A.)
2.27% due 04/06/05+	500,000	500,000
Illinois Health Facilities Authority, Series B
2.34% due 04/07/05+	300,000	300,000
Warren County, Illinois Revenue (LOC-Wells Fargo Bank N.A.)
2.38% due 04/07/05+	1,955,000	1,955,000

		3,600,000

Indiana — 2.3%
Indiana Health Facility Financing Authority, Series I
2.30% due 04/06/05+	1,640,000	1,640,000
Marion, Indiana Economic Development
2.30% due 04/06/05+	800,000	800,000

		2,440,000

Iowa — 1.7%
Iowa Financial Authority, Series F (LOC-Wells Fargo Bank N.A.)
2.28% due 04/07/05+	1,100,000	1,100,000
Iowa Financial Authority Child Services, Series B (LOC-Wells Fargo Bank N.A.)
2.38% due 04/07/05+	400,000	400,000
Iowa Higher Education Loan Authority
2.38% due 04/07/05+	100,000	100,000
Storm Lake, Iowa Higher Education Facilities
2.43% due 04/07/05+	200,000	200,000

		1,800,000

Kansas — 2.0%
Shawnee, Kansas Industrial Revenue
2.15% due 04/01/05+	2,050,000	2,050,000

Kentucky — 1.3%
Breckinridge County, Kentucky Lease Program (LOC-U.S. Bank N.A.)
2.29% due 04/06/05+	1,215,000	1,215,000
Breckinridge County, Kentucky Lease Program, Series A (LOC-U.S. Bank N.A.)
2.29% due 04/06/05+	140,000	140,000

		1,355,000

Michigan — 9.3%
Detroit, Michigan Sewage Disposal, Series C-1
2.25% due 04/07/05+	1,700,000	1,700,000
Detroit, Michigan Sewage Disposal, Series C-2
2.25% due 04/07/05+	3,000,000	3,000,000
Michigan State Department of Treasury, Series A
3.50% due 09/30/05+	4,500,000	4,533,101
Michigan State Strategic Fund Ltd. Obligation (LOC-Fifth Third Bank)
2.35% due 04/06/05+	570,000	570,000

		9,803,101

Missouri — 2.9%
Missouri Higher Education Loan Authority, Series B
2.35% due 04/06/05+	1,400,000	1,400,000
St Louis, Missouri Planned Industrial Expansion Authority (LOC-Bank of America N.A.)
2.35% due 04/06/05+	1,600,000	1,600,000

		3,000,000

Nebraska — 1.4%
Douglas County, Nebraska Solid Waste Disposal, Series A (LOC-Wachovia Bank N.A.)
2.35% due 04/07/05+	1,500,000	1,500,000

New York — 3.9%
New York, New York General Obligation, Series A-6
2.23% due 04/06/05+	1,400,000	1,400,000
New York, New York General Obligation, Series H-3
2.28% due 04/01/05+	2,700,000	2,700,000

		4,100,000

North Carolina — 8.2%
Charlotte, North Carolina Certificates of Participation, Series B
2.35% due 04/07/05+	3,000,000	3,000,000
Charlotte, North Carolina Certificates of Participation, Series F
2.30% due 04/07/05+	1,100,000	1,100,000
Charlotte, North Carolina Water & Sewer System, Series B
2.30% due 04/07/05+	250,000	250,000
Durham, North Carolina General Obligation
2.31% due 04/07/05+	300,000	300,029
Greensboro, North Carolina Public Improvement, Series B
2.30% due 04/06/05+	300,000	300,000
Greensboro, North Carolina Enterprise System, Series B
2.30% due 04/07/05+	1,300,000	1,300,000
Mecklenburg County, North Carolina Certificates of Participation
2.30% due 04/07/05+	1,500,000	1,500,000
Mecklenburg County, North Carolina Certificates of Participation
2.35% due 04/07/05+	250,000	250,000
Mecklenburg County, North Carolina General Obligation, Series B
2.30% due 04/06/05+	430,000	430,000
North Carolina Medical Care Commission, Series B
2.29% due 04/07/05+	175,000	175,000

		8,605,029

North Dakota — 3.4%
North Dakota State Housing Finance Agency, Series A
2.33% due 04/06/05+	3,600,000	3,600,000

Ohio — 6.0%
Cleveland, Ohio Airport System, Series D (LOC-WestLb AG)
2.33% due 04/06/05+	2,845,000	2,845,000
Franklin County, Ohio Hospital, Series B (LOC-Citibank N.A.)
2.29% due 04/07/05+	3,470,000	3,470,000

		6,315,000

Pennsylvania — 9.2%
Delaware Valley Regional Financial Authority, Series A (LOC-Toronto-Dominion Bank)
2.30% due 04/06/05+	300,000	300,000
Delaware Valley, Pennsylvania Regional Financial Authority, Series C (LOC-Toronto-Dominion Bank)
2.30% due 04/06/05+	1,700,000	1,700,000
Pennsylvania State Higher Education Assistance Agency, Series B
2.27% due 04/06/05+	1,400,000	1,400,000
Pennsylvania State Turnpike Commission, Series A-1
2.30% due 04/06/05+	1,000,000	1,000,000
Philadelphia, Pennsylvania Tax & Revenue Anticipation Notes
3.00% due 06/30/05	5,000,000	5,016,632
Philadelphia, Pennsylvania Authority for Industrial Development (LOC-GE Capital Corp.)
2.25% due 04/06/05+	200,000	200,000

		9,616,632

South Carolina — 1.0%
Piedmont Municipal Power Agency, Series B-1
2.30% due 04/06/05+	1,000,000	1,000,000

South Dakota — 1.9%
Lower Brule Sioux Tribe, South Dakota General Obligation (LOC-Wells Fargo Bank N.A.)
2.28% due 04/07/05+	135,000	135,000
South Carolina Jobs Economic Development Authority
2.35% due 04/06/05+	1,835,000	1,835,000

		1,970,000

Tennessee — 0.3%
Nashville & Davidson County Industrial Development Board (LOC-Bank of America N.A.)
2.12% due 04/01/05+	300,000	300,000

Texas — 1.0%
Coastal Bend Health Facilities Development Corp., Series B
2.28% due 04/06/05+	900,000	900,000
Gulf Coast Waste Disposal Authority, Series A (LOC-JP Morgan Chase Bank)
2.35% due 04/07/05+	100,000	100,000

		1,000,000

Washington — 1.4%
Port Seattle, Washington Industrial Development Corp. (LOC-Citibank N.A.)
2.34% due 04/06/05+	1,500,000	1,500,000

Wisconsin — 1.9%
Wisconsin State Health & Educational Facilities Authority (LOC-U.S. Bank Trust N.A.)
2.30% due 04/07/05+	2,000,000	2,000,000

Wyoming — 0.7%
Wyoming Community Development Authority, Series A
2.28% due 04/07/05+	700,000	700,000

Registered Investment Companies — 0.0%
SSGA Tax Free Money Market - Class A
1.61% due 04/01/05+	19,104	19,104

TOTAL SHORT-TERM INVESTMENT SECURITIES
(amortized cost $99,189,271*)	94.5%	99,189,271
Other assets in excess of liabilities	5.5	5,779,169

NET ASSETS	100.0%	104,968,440

*	At March 31, 2005, the cost of securities for federal income tax purposes was the same for book purposes.
+	Variable rate security — the rate reflected is as of March 31, 2005; maturity date reflects next reset date.

LOC – Letter of Credit

See Notes to Portfolio of Investments

NOTES PORTFOLIO OF INVESTMENTS – March 31, 2005 – (unaudited)

Note 1. Security Valuation

Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium.

Note 2. Repurchase Agreements

As of March 31, 2005, the following Fund held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

	Percentage Interest	Principal Amount
SunAmerica Money Market Fund	0.12%	$90,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated March 31, 2005, bearing interest at a rate of 2.40% per annum, with a principal amount of $74,416,000, a repurchase price of $74,420,961, and a maturity date of April 1, 2005. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bill	2.57%	04/28/05	$65,040,000	$64,909,920
U.S. Treasury Bill	2.77	06/30/05	8,725,000	8,663,925
U.S. Treasury Note	1.25	05/31/05	2,330,000	2,333,856

In addition, at March 31, 2005, the following Fund held an undivided interest in a joint repurchase aggreement with UBS Securities, LLC:

	Percentage Interest	Principal Amount
SunAmerica Money Market Fund	19.20%	$48,000,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated March 31, 2005, bearing interest at a rate of 2.60% per annum, with a principal amount of $250,000,000, a repurchase price of $250,018,056, and a maturity date of April 1, 2005. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Note	3.50%	01/15/11	$150,000,000	$184,312,500
U.S. Treasury Inflation Index Note	3.38	01/15/12	58,481,000	70,688,909

ADDITIONAL INFORMATION

Additional information is available in the Funds’ Annual and Semiannual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant of Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: May 27, 2005

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: May 27, 2005